Related party transactions (Details 2)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Total associates and joint ventures	$ 503,000,000		$ 278,000,000	$ (95,000,000)
Total other related parties	(4,121,000,000)		(48,000,000)	(595,000,000)
Total parent company		$ (6)	13	13
Total Directors and Senior Management	(1,488,000,000)		(1,651,000,000)	(1,117,000,000)
Total related party transaction 1	(5,112,000,000)		(1,408,000,000)	(1,794,000,000)
Donations	(159,000,000)		(300,000,000)	(251,000,000)
BACS [Member]
Statement [Line Items]
Financial operations	58		0	(13)
Leases and/or rights of use	0		128,000,000	126,000,000
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Corporate services		$ 31,000,000	0	(323,000,000)
Financial operations	379,000,000		153,000,000	92,000,000
Leases and/or rights of use	35,000,000		(3,000,000)	23,000,000
Other Related Parties [Member]
Statement [Line Items]
Corporate services	57		0	0
Leases and/or rights of use	(9,000,000)		(11,000,000)	(10,000,000)
Fees and remunerations	0		0	(57,000,000)
Legal services	0		11,000,000	10,000,000
Donations	0		(26,000,000)	0
IFISA [Member]
Statement [Line Items]
Financial operations	(6,000,000)		13,000,000	13,000,000
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Management fee	(4,169,000,000)		0	(518)
Directors [Member]
Statement [Line Items]
Fees and remunerations	(66,000,000)		(1,540,000,000)	(1,000,000,000)
Compensation of Directors and senior management	(1,316,000,000)		(72,000,000)	(74,000,000)
Senior Management [Member]
Statement [Line Items]
Compensation of Directors and senior management	$ (106,000,000)		$ (39,000,000)	$ (43,000,000)